Total
Lyrical U.S. Value Equity Fund
Risk/Return Summary: Lyrical U.S. Value Equity Fund
INVESTMENT OBJECTIVE
The Lyrical U.S. Value Equity Fund (the “U.S. Fund”) seeks to achieve long-term capital growth.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the U.S. Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the U.S. Fund. More information about these and other discounts is available (i) from your financial professional and (ii) in the section “Sales Charges” on page 33 of this Prospectus. Certain financial intermediaries may also offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations to this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Lyrical U.S. Value Equity Fund	Lyrical U.S. Value Equity Fund A Class		Lyrical U.S. Value Equity Fund C Class		Lyrical U.S. Value Equity Fund Investor Class	Lyrical U.S. Value Equity Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none
Maximum Contingent Deferred Sales Charge (Load)	1.00%	[1]	1.00%	[2]	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none		none		none	none
Redemption Fee	none		none		none	none
Exchange Fee	none		none		none	none
[1]	A Class share purchases of $1,000,000 or more are subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed during the first 18 months after purchase unless the dealer, at its discretion, has waived the CDSC.
[2]	C Class share purchases are subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed during the first 12 months after purchase.

Annual Fund Operating Expenses - Lyrical U.S. Value Equity Fund		Lyrical U.S. Value Equity Fund A Class	Lyrical U.S. Value Equity Fund C Class	Lyrical U.S. Value Equity Fund Investor Class	Lyrical U.S. Value Equity Fund Institutional Class
Management Fees	[1]	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses		0.61%	0.61%	0.61%	0.17%
Total Annual Fund Operating Expenses		1.71%	2.46%	1.71%	1.02%
Less Management Fee Reductions and/or Expense Reimbursements		(0.47%)	(0.47%)	(0.47%)	(0.47%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1]	1.24%	1.99%	1.24%	0.99%
[1]	Lyrical Asset Management LP (the “Adviser”) has contractually agreed, until April 1, 2025, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the U.S. Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the U.S. Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares, 1.24% of the average daily net assets of the Investor Class shares, 1.24% of the average daily net assets of the A Class shares, and 1.99% of the average daily net assets of the C Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the U.S. Fund for a period of 3 years after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 1, 2025, this agreement may not be modified or terminated without the approval of the U.S. Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the U.S. Fund’s investment advisory agreement with the Adviser is terminated.

Example
This Example is intended to help you compare the cost of investing in the U.S. Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the U.S. Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the U.S. Fund remain the same and the contractual agreement to limit expenses remains in effect only until April 1, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Lyrical U.S. Value Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Lyrical U.S. Value Equity Fund Investor Class	126	493	884	1,980
Lyrical U.S. Value Equity Fund Institutional Class	101	322	560	1,245
Lyrical U.S. Value Equity Fund A Class	694	1,040	1,408	2,441
Lyrical U.S. Value Equity Fund C Class	302	722	1,268	2,761

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Lyrical U.S. Value Equity Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Lyrical U.S. Value Equity Fund Investor Class	126	493	884	1,980
Lyrical U.S. Value Equity Fund Institutional Class	101	322	560	1,245
Lyrical U.S. Value Equity Fund A Class	694	1,040	1,408	2,441
Lyrical U.S. Value Equity Fund C Class	202	722	1,268	2,761

Portfolio Turnover

The U.S. Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when U.S. Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Fund’s performance. During the most recent fiscal year, the U.S. Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The U.S. Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stock of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e. projected earnings adjusted to smooth out cyclical effects in the economy).

Under normal circumstances, the U.S. Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on a United States (“U.S.”) securities exchange. Lyrical Asset Management LP (the “Adviser”) defines mid-capitalization companies as companies with a total market capitalization of between $2 and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of greater than $10 billion at the time of purchase.

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,000 companies traded in the U.S. (ranked by capitalization) by using a proprietary screening process that looks at historical earnings and estimated future earnings to estimate a fair price for the stock of a company. Each investment candidate then goes through an extensive fundamental research process that has two objectives. First, the Adviser seeks to develop an in-depth understanding of the company’s business, including, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives. This process may include, without limitation, financial statements analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of research from brokerage firms and independent research firms. Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

At the conclusion of the research/due diligence process, the Adviser seeks to include in the U.S. Fund’s portfolio businesses believed to be sufficiently undervalued and of sufficient quality and durability to compensate for the investment risks.

The Adviser sets a target price for each stock in the portfolio that is updated periodically, and when a stock reaches or exceeds its target price, the Adviser’s strategy typically requires that the stock be sold. A stock position may also be sold when the Adviser believes other investment opportunities are more attractive or that the stock is unlikely to benefit from current business, market or economic conditions.

PRINCIPAL RISKS
PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the U.S. Fund by showing changes in the U.S. Fund’s performance from year to year and by showing how the Institutional Class shares of the U.S. Fund’s average annual total returns for one year, five years, and ten years compare with those of a broad-based securities market index. How the U.S. Fund has performed in the past (before and after taxes) is not necessarily an indication of how the U.S. Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099 or by visiting the U.S. Fund’s website at www.lyricalvaluefunds.com.

Institutional Class Shares – Annual Total Return Years Ended December 31*
[1]	The U.S. Fund’s year-to-date return through December 31, 2023 is 27.62%.

Quarterly Returns During This Time Period
Highest:	28.09%	(quarter ended June 30, 2020)
Lowest:	(38.86%)	(quarter ended March 31, 2020)

Average Annual Total Returns (for periods ended December 31, 2023)
Average Annual Total Returns - Lyrical U.S. Value Equity Fund	Label	1 Year	5 Years	10 Years	Inception Date
Lyrical U.S. Value Equity Fund Institutional Class	Return Before Taxes	27.62%	12.97%	8.14%
Lyrical U.S. Value Equity Fund Institutional Class | Return After Taxes on Distributions		27.39%	12.46%	7.29%
Lyrical U.S. Value Equity Fund Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares		16.35%	10.29%	6.39%
Lyrical U.S. Value Equity Fund Investor Class	Return Before Taxes	27.24%	12.66%	7.86%
Lyrical U.S. Value Equity Fund A Class	Return before Taxes	19.95%		16.04%	Jul. 05, 2022
Lyrical U.S. Value Equity Fund C Class	Return before Taxes	25.39%		19.86%	Jul. 05, 2022
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		26.29%	15.69%	12.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). The after-tax returns are shown for only one class of U.S. Fund shares and the after-tax returns for the other class of U.S. Fund shares will vary.

Lyrical U.S. Value Equity Fund | All Risk [Member]

As with any mutual fund investment, there is a risk that you could lose money by investing in the U.S. Fund. The success of the U.S. Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the U.S. Fund and there is no assurance that the U.S. Fund will achieve its investment objective. Because of the types of securities in which the U.S. Fund invests and the investment techniques the Adviser uses, the

U.S. Fund is designed for investors who are investing for the long term. The U.S. Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the U.S. Fund are generally described below.

Lyrical U.S. Value Equity Fund | Large Capitalization Company Risk [Member]

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Lyrical U.S. Value Equity Fund | Management Style Risk [Member]

Management Style Risk. The Adviser’s method of security selection may not be successful and the U.S. Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated.

Lyrical U.S. Value Equity Fund | Market Risk [Member]

Market Risk. The return on and value of an investment in the U.S. Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military action, environmental events, trade disputes, and epidemics, pandemics or other public health issues. During periods of market volatility, security prices (including securities held by the U.S. Fund) could fall drastically and rapidly and therefore adversely affect the U.S. Fund.

Lyrical U.S. Value Equity Fund | Mid Capitalization Company Risk [Member]

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations.

Lyrical U.S. Value Equity Fund | Value Stock Risk [Member]

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor.

Lyrical International Value Equity Fund
Risk/Return Summary: Lyrical International Value Equity Fund
INVESTMENT OBJECTIVE
The Lyrical International Value Equity Fund (the “International Fund”) seeks to achieve long-term capital growth.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the International Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the International Fund. More information about these and other discounts is available (i) from your financial professional and (ii) in the section “Sales Charges” on page 33 of this Prospectus. Certain financial intermediaries may also offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations to this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Lyrical International Value Equity Fund	Lyrical International Value Equity Fund A Class		Lyrical International Value Equity Fund C Class		Lyrical International Value Equity Fund Investor Class	Lyrical International Value Equity Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none
Maximum Contingent Deferred Sales Charge (Load)	1.00%	[1]	1.00%	[2]	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none		none		none	none
Redemption Fee	none		none		none	none
Exchange Fee	none		none		none	none
[1]	A Class share purchases of $1,000,000 or more are subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed during the first 18 months after purchase unless the dealer, at its discretion, has waived the CDSC.
[2]	C Class share purchases are subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed during the first 12 months after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lyrical International Value Equity Fund		Lyrical International Value Equity Fund A Class	Lyrical International Value Equity Fund C Class	Lyrical International Value Equity Fund Investor Class	Lyrical International Value Equity Fund Institutional Class
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses		4.89%	4.89%	4.89%	2.62%
Total Annual Fund Operating Expenses	[1]	5.99%	6.74%	5.99%	3.47%
Less Management Fee Reductions and/or Expense Reimbursements	[2]	(4.75%)	(4.75%)	(4.75%)	(2.48%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.24%	1.99%	1.24%	0.99%
[1]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund fees and expenses.
[2]	Lyrical Asset Management LP (the “Adviser”) has contractually agreed, until April 1, 2025, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the International Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the International Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the International Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares, 1.24% of the average daily net assets of the Investor Class shares, 1.24% of the average daily net assets of the A Class shares, and 1.99% of the average daily net assets of the C Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the International Fund for a period of 3 years after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 1, 2025, this agreement may not be modified or terminated without the approval of the International Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the International Fund’s investment advisory agreement with the Adviser is terminated.

Example
This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the International Fund remain the same and the contractual agreement to limit expenses remains in effect only until April 1, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Lyrical International Value Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Lyrical International Value Equity Fund Investor Class	126	1,357	2,564	5,477
Lyrical International Value Equity Fund Institutional Class	101	834	1,589	3,582
Lyrical International Value Equity Fund A Class	694	1,854	2,991	5,737
Lyrical International Value Equity Fund C Class	302	1,567	2,884	5,982

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Lyrical International Value Equity Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Lyrical International Value Equity Fund Investor Class	126	1,357	2,564	5,477
Lyrical International Value Equity Fund Institutional Class	101	834	1,589	3,582
Lyrical International Value Equity Fund A Class	694	1,854	2,991	5,737
Lyrical International Value Equity Fund C Class	202	1,567	2,884	5,982

Portfolio Turnover

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The International Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stocks of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e. projected earnings adjusted to smooth out cyclical effects in the economy).

Under normal circumstances, the International Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on non-U.S. international developed market securities exchanges. The Adviser defines mid-capitalization companies as companies with a total market capitalization of between $2 and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of greater than $10 billion at the time of purchase. Developed markets are those classified as such by Morgan Stanley Capital International (“MSCI”).

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,500 companies traded in international developed markets (ranked by capitalization) by using a proprietary screening process that looks at historical earnings and estimated future earnings to estimate a fair price for the stock of a company. Each investment candidate then goes through an extensive fundamental research process that has two objectives. First, the Adviser seeks to develop an in-depth understanding of the company’s business, including, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives. This process may include, without limitation, financial statements analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of research from brokerage firms and independent research firms. Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

At the conclusion of the research/due diligence process, the Adviser seeks to include in the International Fund’s portfolio businesses believed to be sufficiently undervalued and of sufficient quality and durability to compensate for the investment risks.

The Adviser sets a target price for each stock in the portfolio that is updated periodically, and when a stock reaches or exceeds its target price, the Adviser’s strategy typically requires that the stock be sold. A stock position may also be sold when the Adviser believes other investment opportunities are more attractive or that the stock is unlikely to benefit from current business, market or economic conditions.

PRINCIPAL RISKS
PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the International Fund by showing changes in the International Fund’s performance from year to year and by showing how the Institutional Class shares of the International Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the International Fund has performed in the past (before and after taxes) is not necessarily an indication of how the International Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099 or by visiting the International Fund’s website at www.lyricalvaluefunds.com.

Institutional Class Shares – Annual Total Return Years Ended December 31*
[1]	The International Fund’s year-to-date return through December 31, 2023 is 13.19%.

Quarterly Returns During This Time Period
Highest:	20.04%	(quarter ended December 31, 2022)
Lowest:	(14.30%)	(quarter ended June 30, 2022)

Average Annual Total Returns (for periods ended December 31, 2023)
Average Annual Total Returns - Lyrical International Value Equity Fund	Label	1 Year	Since Inception	Inception Date
Lyrical International Value Equity Fund Institutional Class	Return Before Taxes	13.19%	7.41%	Mar. 02, 2020
Lyrical International Value Equity Fund Institutional Class | Return After Taxes on Distributions		12.87%	6.74%
Lyrical International Value Equity Fund Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares		8.18%	5.77%
Lyrical International Value Equity Fund Investor Class	Return Before Taxes	12.96%	7.16%	Jul. 04, 2022
Lyrical International Value Equity Fund A Class	Return Before Taxes	6.41%	12.07%	Jul. 05, 2022
Lyrical International Value Equity Fund C Class	Return Before Taxes	11.19%	15.75%	Jul. 05, 2022
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		18.24%	8.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). The after-tax returns are shown for only one class of International Fund shares and the after-tax returns for the other class of International Fund shares will vary

Lyrical International Value Equity Fund | All Risk [Member]

As with any mutual fund investment, there is a risk that you could lose money by investing in the International Fund. The success of the International Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the International Fund and there is no assurance that the International Fund will achieve its investment objective. Because of the types of securities in which the International Fund invests and the investment techniques the Adviser uses, the International Fund is designed for investors who are investing for the long term. The International Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the International Fund are generally described below.

Lyrical International Value Equity Fund | Large Capitalization Company Risk [Member]

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Lyrical International Value Equity Fund | Management Style Risk [Member]

Management Style Risk. The Adviser’s method of security selection may not be successful and the International Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated.

Lyrical International Value Equity Fund | Market Risk [Member]

Market Risk. The return on and value of an investment in the International Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military action, environmental events, trade disputes, and epidemics, pandemics or other public health issues. During periods of market volatility, security prices (including securities held by the International Fund) could fall drastically and rapidly and therefore adversely affect the International Fund.

Lyrical International Value Equity Fund | Mid Capitalization Company Risk [Member]

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations.

Lyrical International Value Equity Fund | Value Stock Risk [Member]

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor.

Lyrical International Value Equity Fund | Foreign Securities Risk [Member]

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of United States (“U.S.”) securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries.

●	Foreign Currency Risk. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

US VALUE ETF
Risk/Return Summary
Investment Objective
The U.S. Value ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Lyrical U.S. Value Index (the “Index”).
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors may pay brokerage commissions and incur other charges on their purchases and sales of exchange-traded fund shares, which are not reflected in the Expense Example, below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	US VALUE ETF US VALUE ETF
Management Fees	0.45%
Other Expenses	2.10%
Total Annual Fund Operating Expenses	2.55%
Less Management Fee Reductions and/or Expense Reimbursements	(2.06%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.49%
[1]	Lyrical Asset Management LP (the “Adviser”) has contractually agreed, until July 30, 2025, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of the Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.49% of the average daily net assets of the Fund’s shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to July 30, 2025, this agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense reduction/reimbursement described above remains in place for the contractual period only. This example does not include brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
US VALUE ETF | US VALUE ETF | USD ($)	50	596	1,169	2,730

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. This portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. During the most recent fiscal year the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies

The Lyrical U.S. Value Index (the “Index”), developed by Lyrical Asset Management LP (the “Adviser”), seeks to create a passively managed proxy for deep value investing by using propriety investment screens to identify 200 stocks from a universe of potential investment candidates of the cheapest quintile (e.g., bottom one-fifth) of the top 1,000 US stocks by market capitalization, based on one year forward median analyst projected price to earnings ratio, per FactSet Research Systems Inc. (“FactSet”). Cheapest is defined as the lowest projected forward price-to-earnings ratio for the next twelve months (“NTM P/E”). The NTM P/E is determined using the greater of the non-GAAP or GAAP median consensus estimate of forward price-to-earnings ratio available as of each quarter-end. Each stock in the cheapest quintile is then equally weighted as compared to other stocks within the Index. As a result, it is anticipated that the Index will be comprised primarily of mid-capitalization US companies.

GKD Index Partners LLC d/b/a Alerian (the “Index Provider”), who is not affiliated with the Adviser or the Fund, compiles and calculates the Index. The Index and the Fund are each reconstituted and rebalanced on a quarterly basis. The Index was established on August 27, 2021. The capitalization range of the Index was $3 billion to $520 billion as of December 31, 2023. The components of the Index, and the degree to which these components represent certain industries, may change over time.

The Fund employs an indexing investment approach designed to track the performance of the Index. The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding stock of each company in the Index in approximately the same proportion as its weighting in the Index.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in an industry or group of industries to approximately the same extent that the Index reflects a concentration in that industry or group of industries. The components of the Index and the percentages represented by various sectors in the Index may change over time, thus the Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time. The Index’s methodology does not focus on industries and instead screens individual companies. As a result, it is possible, but not likely, that the Index may, at times, be concentrated in one or more industries.

Principal Risks
Performance SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-833-825-8383 pr by visiting the Fund’s website at www.usvalueetf.com.

[1]	This Fund’s year-to-date return through December 31, 2023 is 16.63%

Quarterly Returns During This Period
Highest:	13.57%	(quarter ended December 31, 2022)
Lowest:	(12.97%)	(quarter ended June 30, 2022)

Average Annual Returns (for periods ended December 31, 2023)
Average Annual Total Returns - US VALUE ETF	Label	1 Year	Since Inception	Inception Date
US VALUE ETF	Return Before Taxes	16.63%	9.06%	Sep. 02, 2021
US VALUE ETF | Return After Taxes on Distributions		15.34%	8.36%
US VALUE ETF | Return After Taxes on Distributions and Sale of Fund Shares		9.85%	6.75%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		22.23%	9.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

US VALUE ETF | All Risk [Member]

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund or exchange-traded fund (“ETF”) investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The Fund is subject to the following principal risks:

US VALUE ETF | Large Capitalization Company Risk [Member]

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

US VALUE ETF | Market Risk [Member]

Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

US VALUE ETF | Mid Capitalization Company Risk [Member]

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations.

US VALUE ETF | Equity Securities Risk [Member]

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Index is comprised of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

US VALUE ETF | Passive Strategy Index Risk [Member]

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy that seeks to track the performance of the Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or the relevant sector as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds.

US VALUE ETF | Index Style Risk [Member]

Index Style Risk. The Index tracks the performance of the equity securities of the “cheapest” quintile, based on NTM P/E, of the 1,000 largest (by market capitalization) US companies. The performance of the Index may trail the returns of the overall stock market. The Adviser believes that the nature of the Index corresponds with the performance of value investing generally, and therefore the Fund may be exposed to the risks associated with value investing, such as value stocks falling out of favor with the general market.

US VALUE ETF | Index Tracking Risk [Member]

Index Tracking Risk. While the Adviser seeks to track the performance of the Index closely (i.e., to achieve a high degree of correlation with the Index), it will not seek to beat the performance of the Index. Further, the Fund’s return may not match or achieve a high degree of correlation with the returns of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

US VALUE ETF | Calculation Methodology [Member]

Calculation Methodology. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. The Fund, the Adviser, and the Index Provider cannot offer assurances that the Index will be determined, calculated or composed accurately or that the calculation methodology or sources of information will provide an accurate assessment of included issuers.

US VALUE ETF | Authorized Participant Concentration Risk [Member]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

US VALUE ETF | Exchange Traded Risk [Member]

Exchange-Traded Risk. Because the Fund’s shares are traded on an exchange, they are subject to additional risks:

●	The Fund’s shares are listed for trading on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of the Fund’s shares will typically approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy the Fund’s shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

●	Although the Fund’s shares are listed for trading on NYSE Arca, it is possible that an active trading market may not develop or be maintained.

●	Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s shares may also be halted if 1) the shares are delisted from NYSE Arca without first being listed on another exchange, or 2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market for the protection of investors.

US VALUE ETF | Risk Of Investing In The U S [Member]

Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

US VALUE ETF | Value Securities Risk [Member]

Value Securities Risk. Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.

US VALUE ETF | Costs Of Buying Or Selling Fund Shares [Member]

Costs of Buying or Selling Fund Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
INVESTMENT OBJECTIVE
The Q3 All-Season Systematic Opportunities Fund (the “Systematic Opportunities Fund”) seeks capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Systematic Opportunities Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND INSTITUTIONAL CLASS USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND INSTITUTIONAL CLASS
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Fee Recoupment Reimbursed	0.39%
Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.15%
Total Annual Fund Operating Expenses	1.94%	[1],[2]
[1]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to the average net assets in the Systematic Opportunities Fund’s Financial Highlights, which reflect the operating expenses of the Systematic Opportunities Fund and do not include “Acquired Fund Fees and Expenses.”
[2]	Q3 Asset Management Corporation (the “Adviser”) has contractually agreed, until March 31, 2025, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Systematic Opportunities Fund; Acquired Fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Systematic Opportunities Fund’s business) to an amount not exceeding 1.94% of the Institutional Class shares’, average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Systematic Opportunities Fund for a period of 3 years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2025, this agreement may not be modified or terminated without the approval of the Systematic Opportunities Fund’s Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”); provided, however, this agreement will terminate automatically as to the Systematic Opportunities Fund if the Systematic Opportunities Fund’s investment advisory agreement (the “Systematic Opportunities Fund’s Advisory Agreement”) with the Adviser is terminated. During the fiscal year ended November 30, 2023, the Adviser recouped $363,830 of prior years' management fee reductions and expense reimbursements.

Example
This Example is intended to help you compare the cost of investing in the Systematic Opportunities Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Systematic Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Systematic Opportunities Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND INSTITUTIONAL CLASS | USD ($)	197	567	920	1,913

Portfolio Turnover

The Systematic Opportunities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Systematic Opportunities Fund’s performance. During the most recent fiscal year, the Systematic Opportunities Fund’s portfolio turnover rate was 6,171% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest primarily in shares of other investment companies, including exchange-traded funds (“ETFs”) and open-end mutual funds (collectively, “Portfolio Funds”) and in equity call options. The Fund invests using the Adviser’s tactical, systematic strategy that relies primarily on a proprietary model incorporating mean-reversion analysis. The Adviser defines “mean reversion” as the concept that the market price of a security will eventually return to a price within its recent historical trading range. For example, if the price of a given security were to drop quickly, the Adviser’s analysis may indicate this to be a buying opportunity for that security, based on the belief that the price for the security is likely to “revert” back to a higher price more consistent with the security’s recent historical trading range.

The Adviser has developed a proprietary algorithm to calculate the historical trading range for a given security and to monitor for instances when the security trades outside this range and therefore, taking into account prevailing market conditions and short term price movement analysis, a short term opportunity for gain may exist. The model generally defines historical trading range as the short-term (1-10 days) spread between a security’s highest and lowest trade price during that time period. The model is based on market research covering over 30 years of historical equity index data and seeks to take into account the prevailing equity market environment, distinguishing between an equity market environment that is “bullish” (i.e., equity markets are generally experiencing upward price trends, generally defined by the Adviser as when a market is trading above its 200-day moving average) or “bearish” (i.e., equity markets are generally experiencing negative price trends). The model also incorporates analysis of price movements within a shorter time frame (1-3 days) to determine if a security has moved below its recent historical range. After evaluating these quantitative parameters, the model produces daily signals (“buy” or “no buy”) for a particular security indicating whether or not, taking into account the prevailing market environment, a short term opportunity has been identified.

Trades are then exited when the model indicates that the trading price for a security has risen above (or gone below) the model’s predefined price thresholds.

The Fund will invest primarily in index-based Portfolio Funds that are representative of broad segments of the overall equity markets (generally the S&P 500 and the NASDAQ 100). The Adviser also may purchase call options on these indexes to seek to enhance the Fund’s return.

When the Adviser’s signals prompt the Fund to divest, in part or in whole, from equity Portfolio Funds, the Fund will invest in defensively-oriented investments, which the Adviser generally defines as money market Portfolio Funds and ultra-short term bond Portfolio Funds (“Defensive Investments”). The Adviser selects among Defensive Investment based on the Adviser’s assessment of their current yield. The Fund will invest in Defensive Investments, sometimes for extended periods of time, as the Adviser awaits “buy” signals in the equity markets. There are no restrictions on the maturity, duration or credit quality of the Fund’s Defensive Investments, and investments are expected to include those rated below investment grade (commonly referred to as “high yield” or “junk” bonds). At times, the Systematic Opportunities Fund’s investments may be indirectly focused on one or more sectors or areas of the economy.

Because the Fund seeks to take advantage of shorter-term opportunities that are presented, the Fund generally takes positions in Portfolio Funds for periods of 1-14 days. The Fund’s portfolio is therefore expected to be traded frequently and will likely experience high portfolio turnover.

PRINCIPAL RISKS
PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Systematic Opportunities Fund by showing changes in the Systematic Opportunities Fund’s performance from year to year and by showing how the Systematic Opportunities Fund’s average annual total returns for the one year and since inception periods compare with those of a broad-based securities market index. How the Systematic Opportunities Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Systematic Opportunities Fund will perform in the future. The Systematic Opportunities Fund changed its investment objective and principal investment strategies on March 30, 2023. Prior to March 30, 2023 the Fund was known as the Q3 All-Season Sector Rotation Fund and the performance prior to March 30, 2023 reflects the Systematic Opportunities Fund’s prior investment objective and principal investment strategies. The performance of the Systematic Opportunities Fund may have differed if the Systematic Opportunities Fund had instead pursued its current investment objective and principal investment strategies. Updated performance information, current through the most recent month end, will be available by calling 1-855-784-2399 or by visiting http://www.q3allseasonfunds.com/funds/.

Annual Total Return Year/Period Ended December 31 Calendar Year Returns*
[1]	The Systematic Opportunities Fund’s year-to-date return through December 31, 2023 was 10.92%.

Quarterly Returns During This Time Period
Highest	10.89%	(quarter ended December 31, 2020)
Lowest	(16.60%)	(quarter ended March 31, 2020)

Average Annual Total Returns for Periods Ended December 31, 2023
Average Annual Total Returns - Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND	Label	1 Year	Since Inception	Inception Date
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND INSTITUTIONAL CLASS	Return Before Taxes	10.92%	2.05%	Dec. 30, 2019
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND INSTITUTIONAL CLASS | Return After Taxes on Distributions		6.94%	0.57%
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND INSTITUTIONAL CLASS | Return After Taxes on Distributions and Sale of Fund Shares		6.47%	0.99%
Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)		12.70%	4.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | All Risk [Member]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Systematic Opportunities Fund. A Systematic Opportunities Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The success of the Systematic Opportunities Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Systematic Opportunities Fund and there is no assurance that the Systematic Opportunities Fund will achieve its investment objective. Because of the types of securities in which the Systematic Opportunities Fund invests and the investment techniques the Adviser uses, the Systematic Opportunities Fund is designed for investors who are investing for the long term. The Systematic Opportunities Fund will be subject to the following principal risks:

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Market Risk [Member]

Market Risk. Market risk is the risk that the value of the securities in the Systematic Opportunities Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Systematic Opportunities Fund’s investments, economic conditions and general market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, such as changes in government economic policies, political turmoil, military action, environmental events, trade disputes, and epidemics or other public health issues, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Systematic Opportunities Fund) could change drastically and rapidly and, therefore, adversely affect the Systematic Opportunities Fund.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Equity Securities Risk [Member]

Equity Securities Risk. The prices of equity securities in which the Systematic Opportunities Fund invests indirectly through ETFs and other investment companies may fluctuate in response to many factors, including, but not limited to, the activities of the individual issuers, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Systematic Opportunities Fund to potential losses.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | High Yield Debt Securities Junk Bond Risk [Member]

High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Systematic Opportunities Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Derivatives Securities Risk [Member]

Derivatives Securities Risk. The Systematic Opportunities Fund may invest in options that derive their performance from the performance of their underlying index. Derivatives, such as the options in which the Systematic Opportunities Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Systematic Opportunities Fund. The Systematic Opportunities Fund could experience a loss if its derivatives do not perform as anticipated or are not correlated with the performance of their underlying asset or if the Systematic Opportunities Fund is unable to purchase or liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.

●	Options Risk. Buying options is a speculative activity and entails greater than ordinary investment risks. The Systematic Opportunities Fund’s use of options can lead to losses because of adverse movements in the price or value of the underlying asset. Purchasing options involves the payment of premiums, which may adversely affect the Systematic Opportunities Fund’s performance. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Investment Style And Management Risk [Member]

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Systematic Opportunities Fund may underperform relative to other mutual funds that employ similar investment strategies. The Systematic Opportunities Fund’s systematic style may not be implemented successfully, negatively affecting the Systematic Opportunities Fund’s performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Quantitative Model Risk [Member]

Quantitative Model Risk. Quantitative models used by the Adviser may not effectively identify distinct market states and may cause the Fund to underperform other investment strategies. Flaws or errors in the Adviser’s quantitative model’s assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Sector Risk [Member]

Sector Risk. Because at times the Systematic Opportunities Fund’s investments may be indirectly focused on one or more sectors or areas of the economy, the value of the Fund’s net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors. This may increase the risk of loss of an investment in the Systematic Opportunities Fund and increase the volatility of the Systematic Opportunities Fund’s NAV per share.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Active Management Risk [Member]

Active Management Risk. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential returns for specific investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Debt Securities Risk [Member]

Debt Securities Risk. The Systematic Opportunities Fund may invest directly or indirectly in corporate debt securities and U.S. Government obligations. Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt security’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Fund Of Funds Structure Risk [Member]

Fund of Funds Structure Risk. Investments in ETFs and other investment companies (e.g. open-end) subject the Systematic Opportunities Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Systematic Opportunities Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Systematic Opportunities Fund invests in addition to the Systematic Opportunities Fund’s direct fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Systematic Opportunities Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Systematic Opportunities Fund may own.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | E T F Risk [Member]
●	ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Investments in ETFs are also subject to the following additional risks:

○	Investment Limitation Risk. Under the 1940 Act, the Systematic Opportunities Fund generally may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless the Fund is able to rely on exemptions from the 3% limitation, such as Rule 12d1-4 under the 1940 Act. The 3% limitation may prevent the Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

○	Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Systematic Opportunities Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Systematic Opportunities Fund’s NAV is reduced for undervalued ETFs it holds, and that the Systematic Opportunities Fund receives less than NAV when selling an ETF).

○	Tracking Risk. Index-based Portfolio Funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Portfolio Funds may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Portfolio Fund’s ability to track its applicable indices or match its performance.

○	Sampling Risk. Index-based Portfolio Funds may utilize a representative sampling approach to track their respective underlying indices. Index-based Portfolio Funds that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Portfolio Fund in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Portfolio Fund will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Portfolio Fund could result in a greater decline in NAV than would be the case if the Portfolio Fund held all of the securities in the underlying index.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Fixed Income E T F Risk [Member]
●	Fixed-Income ETF Risk. There are risks associated with the potential investment of the Systematic Opportunities Fund’s assets in fixed-income ETFs, which may include credit risk, interest rate risk and maturity risk as described below:

○	Credit Risk. Credit risk is the risk that the issuer or guarantor of a fixed-income security or counterparty to a transaction involving one or more bonds in an ETF’s portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETF’s income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETF’s shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in fixed-income securities that involve a promise by a third party to honor an obligation with respect to the fixed-income security. Securities rated BBB by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade securities, but are somewhat riskier than more highly-rated investment-grade obligations (those rated A or better) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities. Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.

○	Interest Rate Risk. The price of a bond or a fixed-income security is dependent, in part, upon interest rates. Therefore, the share price and total return of an ETF, when investing a significant portion of its assets in fixed-income securities, will vary in response to changes in interest rates. There is the possibility that the value of an ETF’s investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a more pronounced effect if the ETF holds a significant portion of its assets in fixed-income securities with long-term maturities.

○	Maturity Risk. Maturity risk is another factor that can affect the value of an ETF’s fixed-income holdings. Certain ETFs may not have a limitation policy regarding the length of maturity for their fixed-income holdings. In general, fixed-income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed-income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. Frequent and active trading may result in greater expenses to the Systematic Opportunities Fund, which may lower the Systematic Opportunities Fund’s performance and may result in the realization of capital gains, including net short-term capital gains, which must generally be distributed to shareholders. Therefore, high portfolio turnover may reduce the Systematic Opportunities Fund’s returns and increase taxable distributions to shareholders.

Q3 ALL-SEASON TACTICAL FUND
Q3 ALL-SEASON TACTICAL FUND
INVESTMENT OBJECTIVE
The Q3 All-Season Tactical Fund (the “Tactical Fund”) seeks a positive rate of return over a calendar year regardless of market conditions.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Tactical Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Q3 ALL-SEASON TACTICAL FUND - USD ($)	Q3 ALL-SEASON TACTICAL FUND INSTITUTIONAL CLASS	Q3 ALL-SEASON TACTICAL FUND C CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Contingent Deferred Sales Charge (Load)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Q3 ALL-SEASON TACTICAL FUND		Q3 ALL-SEASON TACTICAL FUND INSTITUTIONAL CLASS	Q3 ALL-SEASON TACTICAL FUND C CLASS
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	1.00%
Other Expenses		0.62%	0.97%
Acquired Fund Fees and Expenses		0.21%	0.21%
Total Annual Fund Operating Expenses	[1]	1.83%	3.18%
Less Management Fee Reductions and/or Expense Reimbursements	[2]	none	none
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1],[2]	1.83%	3.18%
[1]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement” will not correlate to the ratios of expenses to the average net assets in the Tactical Fund’s Financial Highlights, which reflect the operating expenses of the Tactical Fund and do not include “Acquired Fund Fees and Expenses.”
[2]	Q3 Asset Management Corporation (the “Adviser”) has contractually agreed, until March 31, 2025, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Tactical Fund; Acquired Fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Tactical Fund’s business;) to an amount not exceeding 2.94% of the C Class shares’, and 1.94% of the Institutional Class shares’, average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Tactical Fund for a period of 3 years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2025, this agreement may not be modified or terminated without the approval of the Tactical Fund’s Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”); provided, however, this agreement will terminate automatically as to the Tactical Fund if the Tactical Fund’s investment advisory agreement (the “Tactical Fund’s Advisory Agreement”) with the Adviser is terminated.

Example
This Example is intended to help you compare the cost of investing in the Tactical Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Tactical Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Tactical Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Q3 ALL-SEASON TACTICAL FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Q3 ALL-SEASON TACTICAL FUND INSTITUTIONAL CLASS	186	576	990	2,148
Q3 ALL-SEASON TACTICAL FUND C CLASS	321	980	1,664	3,485

Portfolio Turnover

The Tactical Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Tactical Fund’s performance. During the most recent fiscal year, the Tactical Fund’s portfolio turnover rate was 2,004% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Tactical Fund will invest in shares of other investment companies and similar products that operate as broad-based index exchange-traded funds (“ETFs”), open-end mutual funds, closed-end funds, and real estate investment trusts (collectively, “Portfolio Funds”). The Tactical Fund will purchase Portfolio Funds when that Portfolio Fund’s underlying index (“Segment”) is anticipated to show strength, and divest when market weakness in that Segment is anticipated. Portfolio Funds will generally consist of equity index funds.

In evaluating a Segment’s relative strength, the Tactical Fund will measure the performance of that Segment’s securities against the performance of all other securities in the Tactical Fund’s investing universe, which will typically encompass all U.S. equity and fixed-income securities, but, depending on market conditions, may also encompass international equity and fixed-income securities. In addition, the Adviser may, from time to time, invest in Portfolio Funds that invest in real estate investment trusts (“REITs”). Further, the Adviser may invest in inverse ETFs linked to treasury bonds during a rising or anticipated rising interest rate environment in order to attempt to take advantage of falling prices in the bond markets. Generally, such trades are expected to be short term in nature, but the Tactical Fund may hold such positions for longer than one day when the Adviser anticipates prolonged weakness in the bond markets. To the extent that rebalancing of inverse ETFs held by the Tactical Fund does not occur on a daily basis, the effects of compounding returns may cause an inverse ETF’s investment results for such periods to substantially vary from 1X of the inverse of the underlying index’s return.

The Tactical Fund will rotate assets into, and out of, positions on a periodic basis, and the Tactical Fund’s portfolio may therefore be traded frequently.

During certain market conditions, notably those which the Tactical Fund deems to be relatively unattractive for equities (based on its quantitative indicators such as simple moving averages, trend indicators, and volatility measures), the Tactical Fund may take positions in Portfolio Funds that focus on fixed-income securities as an alternative to equities in an attempt to preserve capital. This may, at times, result in the Tactical Fund’s portfolio holding Portfolio Funds across both equities and fixed-income securities simultaneously. The Tactical Fund may indirectly invest in equity securities of all capitalization ranges and in fixed-income securities of all credit qualities. At times, the Tactical Fund’s investments may be indirectly focused on one or more sectors or areas of the economy.

PRINCIPAL RISKS
PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Tactical Fund by showing changes in the Tactical Fund’s performance from year to year and by showing how the Tactical Fund’s average annual total returns for the one year and since inception periods compare with those of a broad-based securities market index. How the Tactical Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Tactical Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-855-784-2399 or by visiting www.q3allseasonfunds.com.

Institutional Class Shares – Annual Total Return Year/Period Ended December 31 Calendar Year Returns*
[1]	The Tactical Fund’s year-to-date return through December 31, 2023 was 23.71%.

Quarterly Returns During This Time Period
Highest	13.27%	(quarter ended December 31, 2020)
Lowest	(15.95%)	(quarter ended March 31, 2022)

Average Annual Total Returns for Periods Ended December 31, 2023
Average Annual Total Returns - Q3 ALL-SEASON TACTICAL FUND	Label	1 Year	Since Inception	Inception Date
Q3 ALL-SEASON TACTICAL FUND INSTITUTIONAL CLASS	Return Before Taxes	23.71%	3.26%	Dec. 30, 2019
Q3 ALL-SEASON TACTICAL FUND INSTITUTIONAL CLASS | Return After Taxes on Distributions		23.71%	1.77%
Q3 ALL-SEASON TACTICAL FUND INSTITUTIONAL CLASS | Return After Taxes on Distributions and Sale of Fund Shares		14.03%	2.01%
Q3 ALL-SEASON TACTICAL FUND C CLASS	Return Before Taxes	22.09%	(4.33%)	Dec. 30, 2019
Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)		12.70%	4.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). After-tax returns are shown for the Institutional Class shares only and after-tax returns for the C Class shares will vary.

Q3 ALL-SEASON TACTICAL FUND | All Risk [Member]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Tactical Fund. A Tactical Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The success of the Tactical Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Tactical Fund and there is no assurance that the Tactical Fund will achieve its investment objective. Because of the types of securities in which the Tactical Fund invests and the investment techniques the Adviser uses, the Tactical Fund is designed for investors who are investing for the long term. The Tactical Fund will be subject to the following principal risks:

Q3 ALL-SEASON TACTICAL FUND | Market Risk [Member]

Market Risk. Market risk is the risk that the value of the securities in the Tactical Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Tactical Fund’s investments, economic conditions and general market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, such as changes in government economic policies, political turmoil, military action, environmental events, trade disputes, and epidemics or other public health issues, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Tactical Fund) could change drastically and rapidly and, therefore, adversely affect the Tactical Fund.

Q3 ALL-SEASON TACTICAL FUND | Foreign Securities Risk [Member]

Foreign Securities Risk. The Tactical Fund may, directly or indirectly, invest in foreign securities on foreign exchanges or in American Depository Receipts (“ADRs”). Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

●	ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

●	Foreign Currency Risk. The Tactical Fund may invest in foreign securities and therefore be indirectly exposed to foreign currencies. The value of the Tactical Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Tactical Fund’s exposure to foreign currencies subjects the Tactical Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Tactical Fund’s exposure to foreign currencies may reduce the returns of the Tactical Fund.

Q3 ALL-SEASON TACTICAL FUND | Equity Securities Risk [Member]

Equity Securities Risk. The prices of equity securities in which the Tactical Fund invests indirectly through ETFs and other investment companies may fluctuate in response to many factors, including, but not limited to, the activities of the individual issuers, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Tactical Fund to potential losses.

●	Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Q3 ALL-SEASON TACTICAL FUND | Investment Style And Management Risk [Member]

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Tactical Fund may underperform relative to other mutual funds that employ similar investment strategies. The Tactical Fund’s sector rotation style may not be implemented successfully, negatively affecting the Tactical Fund’s performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

Q3 ALL-SEASON TACTICAL FUND | Sector Risk [Member]

Sector Risk. Because at times the Tactical Fund may emphasize investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Tactical Fund and increase the volatility of the Tactical Fund’s NAV per share.

Q3 ALL-SEASON TACTICAL FUND | Active Management Risk [Member]

Active Management Risk. Due to the active management of the Tactical Fund by the Adviser, the Tactical Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Q3 ALL-SEASON TACTICAL FUND | Debt Securities Risk [Member]

Debt Securities Risk. The Tactical Fund may invest indirectly in corporate debt securities and U.S. Government obligations. Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt security’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.

Q3 ALL-SEASON TACTICAL FUND | Fund Of Funds Structure Risk [Member]

Fund of Funds Structure Risk. Investments in ETFs and other investment companies (e.g. open end and closed end mutual funds) subject the Tactical Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Tactical Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Tactical Fund invests in addition to the Tactical Fund’s direct fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Tactical Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Tactical Fund may own.

●	ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Investments in ETFs are also subject to the following additional risks:

○	Investment Limitation Risk. Under the 1940 Act, the Tactical Fund generally may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless the Fund is able to rely on exemptions from the 3% limitation, such as Rule 12d1-4 under the 1940 Act. The 3% limitation may prevent the Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

○	Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Tactical Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Tactical Fund’s NAV is reduced for undervalued ETFs it holds, and that the Tactical Fund receives less than NAV when selling an ETF).

○	Tracking Risk. Index-based Portfolio Funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Portfolio Funds may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Portfolio Fund’s ability to track its applicable indices or match its performance.

○	Sampling Risk. Index-based Portfolio Funds may utilize a representative sampling approach to track their respective underlying indices. Index-based Portfolio Funds that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Portfolio Fund in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Portfolio Fund will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Portfolio Fund could result in a greater decline in NAV than would be the case if the Portfolio Fund held all of the securities in the underlying index.

●	Fixed-Income ETF Risk. There are risks associated with the potential investment of the Tactical Fund’s assets in fixed-income ETFs, which may include credit risk, interest rate risk and maturity risk as described below:

○	Credit Risk. Credit risk is the risk that the issuer or guarantor of a fixed-income security or counterparty to a transaction involving one or more bonds in an ETF’s portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETF’s income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETF’s shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in fixed-income securities that involve a promise by a third party to honor an obligation with respect to the fixed-income security. Securities rated BBB by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade securities, but are somewhat riskier than more highly-rated investment-grade obligations (those rated A or better) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities. Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.

○	Interest Rate Risk. The price of a bond or a fixed-income security is dependent, in part, upon interest rates. Therefore, the share price and total return of an ETF, when investing a significant portion of its assets in fixed-income securities, will vary in response to changes in interest rates. There is the possibility that the value of an ETF’s investment in fixed-income securities may fall because fixed-income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed-income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a more pronounced effect if the ETF holds a significant portion of its assets in fixed-income securities with long-term maturities. In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed-income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the Tactical Fund prepaid must be reinvested at lower prevailing interest rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

○	Maturity Risk. Maturity risk is another factor that can affect the value of an ETF’s fixed-income holdings. Certain ETFs may not have a limitation policy regarding the length of maturity for their fixed-income holdings. In general, fixed-income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed-income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.

Q3 ALL-SEASON TACTICAL FUND | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. Frequent and active trading may result in greater expenses to the Tactical Fund, which may lower the Tactical Fund’s performance and may result in the realization of capital gains, including net short-term capital gains, which must generally be distributed to shareholders. Therefore, high portfolio turnover may reduce the Tactical Fund’s returns and increase taxable distributions to shareholders.

Q3 ALL-SEASON TACTICAL FUND | Inverse E T F Risk [Member]

Inverse ETF Risk. Inverse ETFs (also called “short ETFs” or “bear ETFs”) are subject to additional risk not generally associated with traditional ETFs. To the extent the Tactical Fund invests in inverse ETF, the value of the Tactical Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is opposite from the traditional equity or bond fund. The net asset value and market price of inverse ETFs are normally more volatile than the value of the tracked index or of other ETFs that do not use leverage. Due to the compounding of daily returns, holding periods of greater than one day can result in returns that are significantly different than the target return. During periods of high volatility, the effects of compounding returns may cause an inverse ETF’s investment results for periods longer than a single day to substantially vary from 1X of the inverse of the underlying index’s return. The Adviser attempts to mitigate such deviations by periodically rebalancing positions.

Q3 ALL-SEASON TACTICAL FUND | Real Estate Investment Trust R E I T Risk [Member]

Real Estate Investment Trust (“REIT”) Risk. REITs are susceptible to real estate risk and their operating expenses are separate from those of the Tactical Fund. Therefore, the Tactical Fund’s investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

Q3 All-Season Active Rotation ETF
RISK/RETURN SUMMARY:
INVESTMENT OBJECTIVE
The Q3 All-Season Active Rotation ETF (the “Fund”) seeks to achieve long-term growth of capital.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Q3 All-Season Active Rotation ETF Q3 All-Season Active Rotation ETF
Management Fees	0.65%
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.22%	[1]
Total Annual Fund Operating Expenses	1.30%
[1]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of the expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Q3 All-Season Active Rotation ETF | Q3 All-Season Active Rotation ETF | USD ($)	132	412	713	1,568

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. This portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. During the most recent fiscal period, the Fund’s portfolio turnover rate was 581% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest primarily in shares of other investment companies, including exchange-traded funds (“ETFs”), open-end mutual funds, and closed-end funds (collectively, “Portfolio Funds”) across four category “sleeves”: core equity, active equity, bonds, and alternatives.

The Adviser establishes fixed target weightings for each sleeve based on the Adviser’s assessment of risk measures (including, without limitation, standard deviation and maximum loss), which weightings are periodically reviewed and may be changed overtime.

The Adviser selects investments within each sleeve according to the Adviser’s proprietary, rules-based analytical approach for identifying the Portfolio Funds that have exhibited recent relative performance strength. The Adviser measures performance strength by reviewing a Portfolio Fund’s price action over various recent periods generally spanning between one and nine months. Portfolio Funds within each sleeve’s investment universe are then ranked against each other based on their relative performance strength, and the Adviser selects the top-ranked Portfolio Funds within each sleeve’s investment universe for investment by the Fund, with each selected Portfolio Fund within a sleeve weighted equally. The Adviser evaluates the relative strength of eligible investment options on a weekly basis, though positions are generally held for at least 30 days. The Fund will generally hold positions in at least two Portfolio Funds within each sleeve, however the Adviser may determine from time to time to allocate some or all of the active equity, alternative and/or bond sleeve to cash or cash equivalent securities, including short-term debt securities, repurchase agreements and money market mutual fund shares (“Money Market Instruments”) depending on market conditions.

Each sleeve (core equity, active equity bonds, alternatives, bonds) has a separate investable universe of Portfolio Funds selected by the Adviser based on the Adviser’s assessment of factors including a Portfolio Fund’s historic returns, risks, liquidity profile, AUM, and other factors. The investment universe for the core equity sleeve is comprised of equity focused Portfolio Funds that are typically index-based and seek to replicate the performance of traditional equity “style boxes,” such as large/small/mid cap and growth/value. The investment universe for the active equity sleeve is comprised of equity focused Portfolio Funds with actively managed strategies such as smart-beta

Portfolio Funds and Portfolio Funds that focus on particular sectors or sub-sectors of the economy or that focus on investment in international securities. The investment universe for the bonds sleeve is comprised of fixed-income Portfolio Funds across the fixed income landscape including Portfolio Funds that focus on: municipal securities, international bonds, corporate bonds, Treasury securities, and short-term fixed-income securities. The investment universe for the alternatives sleeve is comprised of Portfolio Funds that focus on asset classes that historically have had low correlation to both the equity and bond markets, including Portfolio Funds that focus on: currencies, commodities, precious metals, real estate (including real estate investment trusts (“REITS”)), and master limited partnerships (“MLPs”).

The Fund will rotate into, and out of positions on a periodic basis, and the Fund’s portfolio is therefore expected to be traded frequently with annual portfolio turnover anticipated to be between 1000-1500%, which will result in increased transaction costs for the Fund and may adversely affect the Fund’s performance.

Because the Fund will invest in the Portfolio Funds that the Adviser identifies as exhibiting relative strength, the Fund, at times, may have increased exposure to certain sectors of the economy when such sector(s) are exhibiting strong performance. During certain market conditions, notably those which the Fund deems to be relatively unattractive for equities the Fund may increase exposure to Portfolio Funds that the Adviser believes will aid in the preservation of capital. This may, at times, result in the Fund’s portfolio holding Portfolio Funds across both equities and fixed-income securities simultaneously. The Fund may indirectly invest in equity securities of all capitalization ranges and in debt securities of all credit qualities.

PRINCIPAL RISKS
PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, will be available by calling 1-888-348-1255 or by visiting www.q3allseasonfunds.com.

[1]	This Fund’s year-to-date return through December 31, 2023 was 17.33%.

Quarterly Returns During this Period
Highest	10.16%	(quarter ended June 30, 2023)
Lowest	(1.65%)	(quarter ended September 30, 2023)

Average Annual Total Returns for Periods Ended December 31, 2023
Average Annual Total Returns - Q3 All-Season Active Rotation ETF	Label	1 Year	Since Inception	Inception Date
Q3 All-Season Active Rotation ETF	Return Before Taxes	17.33%	15.85%	Dec. 06, 2022
Q3 All-Season Active Rotation ETF | Return After Taxes on Distributions		14.67%	13.20%
Q3 All-Season Active Rotation ETF | Return After Taxes on Distributions and Sale of Fund Shares		10.32%	11.00%
Dow Jones Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)		15.59%	12.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Q3 All-Season Active Rotation ETF | All Risk [Member]

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund or ETF investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The Fund’s exposure to the risks discussed below may be through the Fund’s direct investments or indirect through the Fund’s investments in the underlying Portfolio Funds. An investment in the Fund is not insured or guaranteed by any government agency. The Fund is subject to the following principal risks:

Q3 All-Season Active Rotation ETF | Market Risk [Member]

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, such as changes in government economic policies, political turmoil, environmental events, trade disputes, and epidemics or other public health issues, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and, therefore, adversely affect the Fund.

Q3 All-Season Active Rotation ETF | Foreign Securities Risk [Member]

Foreign Securities Risk. The Fund may, directly or indirectly, invest in foreign securities on foreign exchanges or in American Depository Receipts (“ADRs”). Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

●	ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

●	Foreign Currency Risk. The Fund may invest indirectly in foreign securities and therefore be indirectly exposed to foreign currencies. The value of the Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund.

Q3 All-Season Active Rotation ETF | Equity Securities Risk [Member]

Equity Securities Risk. The prices of equity securities in which the Fund invests indirectly through Portfolio Funds may fluctuate in response to many factors, including, but not limited to, the activities of the individual issuers, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

●	Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Q3 All-Season Active Rotation ETF | Authorized Participant Concentration Risk [Member]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Q3 All-Season Active Rotation ETF | Exchange Traded Risk [Member]

Exchange-Traded Risk. Because the Fund’s shares are traded on an exchange, they are subject to additional risks:

●	The Fund’s shares are listed for trading on Cboe BZX Exchange, Inc. (the Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of the Fund’s shares will typically approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy the Fund’s shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

●	Although the Fund’s shares are listed for trading on the Exchange, it is possible that an active trading market may not develop or be maintained.

●	Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s shares may also be halted if 1) the shares are delisted from the Exchange without first being listed on another exchange, or 2) the Exchange officials determine that such action is appropriate in the interest of a fair and orderly market for the protection of investors.

Q3 All-Season Active Rotation ETF | Quantitative Model Risk [Member]

Quantitative Model Risk. Quantitative models used by the Adviser may not effectively identify distinct market states and may cause the Fund to underperform other investment strategies. Flaws or errors in the Adviser’s quantitative model’s assumptions, design, execution, or data inputs, or changes in historical trends may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.

Q3 All-Season Active Rotation ETF | Sector Risk [Member]

Sector Risk. Because at times the Fund may emphasize investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share.

Q3 All-Season Active Rotation ETF | Fund Of Funds Structure Risk [Member]

Fund of Funds Structure Risk. Investments in Portfolio Funds (i.e., ETFs and open end and closed end mutual funds) subject the Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Fund, you will indirectly bear fees and expenses charged by the Portfolio Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular Portfolio Fund that the Fund may own. However, the Fund may invest in Portfolio Funds in accordance with Rule 12d1-4 under the 1940 Act, which permits funds to invest in shares of Portfolio Funds beyond the limitations otherwise imposed by the 1940 Act (“Rule 12d1-4”), subject to certain conditions. To the extent the Fund relies on Rule 12d1-4 to invest in Portfolio Funds, the risks described above may be greater than if the Fund limited its investment in Portfolio Funds in accordance with the limitations imposed by the 1940 Act without relying on Rule 12d1-4. The Fund is exposed to the risks associated with the securities and other investments held by its Portfolio Funds. The value of any Portfolio Fund will fluctuate according to the performance of that Portfolio Fund.

Q3 All-Season Active Rotation ETF | E T F Risk [Member]

ETF Risk. Individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares.

●	Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

●	Tracking Risk. Index-based Portfolio Funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Portfolio Funds may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Portfolio Fund’s ability to track its applicable indices or match its performance.

●	Sampling Risk. Index-based Portfolio Funds may utilize a representative sampling approach to track their respective underlying indices. Index-based Portfolio Funds that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Portfolio Fund in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Portfolio Fund will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Portfolio Fund could result in a greater decline in NAV than would be the case if the Portfolio Fund held all of the securities in the underlying index.

Q3 All-Season Active Rotation ETF | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may result in the realization of capital gains, including net short-term capital gains, which must generally be distributed to shareholders. Therefore, high portfolio turnover may reduce the Fund’s returns and increase taxable distributions to shareholders.

Q3 All-Season Active Rotation ETF | Real Estate Investment Trust R E I T Risk [Member]

Real Estate Investment Trust (“REIT”) Risk. REITs are susceptible to real estate risk and their operating expenses are separate from those of the Fund. Therefore, the Fund’s investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

Q3 All-Season Active Rotation ETF | Management Risk [Member]

Management Risk. Unlike many ETFs that have a passive investment strategy, the Fund is actively managed. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results.

Q3 All-Season Active Rotation ETF | Momentum Style Risk [Member]

Momentum Style Risk. The Adviser employs a "momentum" style of investing for the Fund, which emphasizes investing in securities that have had higher recent price performance compared to other securities. This style of investing is subject to the risk that these securities may be more volatile than a broader cross-section of securities. Momentum can turn quickly, and investments that have previously exhibited price momentum may not continue to do so, may be considered overvalued, and may decline faster than other investments. The Fund may experience losses if momentum stops, reverses or otherwise behaves differently than predicted.

Q3 All-Season Active Rotation ETF | Fixedincome Securities Risk [Member]

Fixed-income Securities Risk. The Fund may invest, indirectly through Portfolio Funds, in fixed-income securities, including corporate debt securities, municipal securities and U.S. Government obligations. Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt security’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. There are risks associated with the potential investment of the Fund’s assets in fixed-income securities, which may include credit risk, interest rate risk and maturity risk as described below:

●	Credit Risk. Credit risk is the risk that the issuer or guarantor of a fixed-income security or counterparty to a transaction involving one or more bonds will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security may be reduced. The Fund may be subject to credit risk to the extent that it invests, indirectly through Portfolio Funds, in fixed-income securities that involve a promise by a third party to honor an obligation with respect to the fixed-income security. Securities rated BBB by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade securities, but are somewhat riskier than more highly-rated investment-grade obligations (those rated A or better) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities. Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.

●	Interest Rate Risk. The price of a bond or a fixed-income security is dependent, in part, upon interest rates. Therefore, the share price and total return of the Fund when investing a significant portion of its assets, indirectly through Portfolio Funds, in fixed-income securities, will vary in response to changes in interest rates. There is the possibility that the value of the Fund’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a more pronounced effect if the Fund holds a significant portion of its assets, indirectly through Portfolio Funds, in fixed-income securities with long-term maturities.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed-income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities, indirectly through Portfolio Funds, by the Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at lower prevailing interest rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities, directly or indirectly by the Fund, can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

●	Maturity Risk. Maturity risk is another factor that can affect the value of the Fund’s fixed-income holdings. Certain Portfolio Funds may not have a limitation policy regarding the length of maturity for their fixed-income holdings. In general, fixed-income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed-income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.

●	Foreign Fixed-Income Securities. Investing in foreign fixed-income securities has the same risks as investing in foreign securities generally. In addition, foreign corporate bonds are subject to the risks that foreign companies may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the U.S., which may make it more difficult to evaluate the business and/or financial position of the issuer and the value of the bond. Foreign government bonds are also subject to the risks that governmental issuers of fixed-income securities may be unwilling to pay interest and repay principal when due or may require that conditions for payment be renegotiated. Volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S.

Q3 All-Season Active Rotation ETF | Commodity Risk [Member]

Commodity Risk. Exposure to commodities through Portfolio Funds that invest in commodities may subject an investor to greater volatility than investments in traditional securities. The value of such investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Q3 All-Season Active Rotation ETF | Precious Metals Risk [Member]

Precious Metals Risk. Prices of gold and other precious metal stocks can be extremely volatile and may be directly or indirectly influenced by a variety of global economic, financial and political factors. The prices of gold and other precious metals may experience unusual price movements over short periods of time, which movements typically are not closely tied to the general movements of the stock market. The price of gold and precious metals may be affected by supply and demand, real or perceived inflationary trends and unpredictable monetary policies.

Q3 All-Season Active Rotation ETF | M L P Risk [Member]

MLP Risk. MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry or industries, such as the energy industries, the MLP will be negatively impacted by economic events adversely impacting that industry or industries. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition,

MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Q3 All-Season Active Rotation ETF | New Fund Risk [Member]

New Fund Risk. The Fund is newly formed and has limited operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size.